Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Cash equivalents	$ 0		$ 0		$ 0
Prepaid expenses	3,085,898		3,085,898		2,173,528
Research and Development expenses	2,851,108	$ 2,183,349	4,990,715	$ 5,712,733
Depreciation	0	0	0	0
Unrecognized tax benefits	0		$ 0		$ 0
Patents
Summary of Significant Accounting Policies [Line Items]
Finite-Lived intangible assets, remaining amortization period			22 years
Amortization of intangible assets	$ 942	$ 1,048	$ 1,948	$ 2,082